Contract with Customer, Asset and Liability (Details) - USD ($) $ in Millions	Dec. 29, 2018	Sep. 30, 2018	Sep. 29, 2018	Sep. 30, 2017
Contract with Customer, Asset, Gross	$ 146	$ 89
Accounts Receivable, Gross, Current	9,543	8,553	$ 8,268	$ 7,611
Accounts Receivable, Gross, Noncurrent	1,561	1,640
Allowance for Doubtful Accounts Receivable	(230)	(226)
Deferred Revenue and Credits, Current	2,968	2,926
Deferred Revenue and Credits, Noncurrent	$ 514	$ 609